INCOME TAXES - Operating Loss Carry Forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Net operating loss carryforwards	¥ 425,540	¥ 251,330
Advertising expense carryforwards		85,260
Impairment loss carryforwards	190,240
Tax effect of the increase in net operating loss	¥ 7,280	¥ 2,210	¥ 20,840